Leases (Details) - Schedule of future minimum payments under the group’s operating leases - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Future Minimum Payments Under the Group Operating Leases [Abstract]
2023	¥ 4,342,857
2024	3,085,714
2025	571,429
Total lease payments	8,000,000
Less: imputed interest	(574,710)
Total operating lease liabilities	¥ 7,425,290